Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1.	Description of Business

Accel Entertainment, Inc. and its subsidiaries (“the Company”) wholly owned subsidiary, Accel Entertainment Gaming LLC, is a terminal operator licensed by the State of Illinois Gaming Board since March 15, 2012. Its terminal operator license allows the Company to install and operate video gaming terminals in licensed video gaming locations throughout the State of Illinois as approved by individual municipalities. The Company also operates redemption terminals, which also function as automated teller machines (“ATMs”) at its licensed video gaming locations, and amusement equipment at certain locations. The Company is subject to various federal, state and local laws and regulations in addition to gaming regulations. The terminal operator license, which is not transferable or assignable, requires compliance with applicable regulations and the license is renewable annually unless sooner cancelled or terminated.

The Company operates 10,499 and 7,649 video gaming terminals across 2,312 and 1,686 locations in the State of Illinois as of December 31, 2019 and 2018, respectively.

On November 20, 2019, TPG Pace Holdings Corp., (“TPG Holdings”) entered into a Transaction Agreement with each of the shareholders of Accel Entertainment, Inc. (“Accel”). Pursuant to the Transaction Agreement and in connection therewith, TPG Holdings acquired, directly or indirectly, all of the issued and outstanding shares of common stock and preferred stock from the Accel shareholders. In connection with the closing of the transaction, TPG Holdings changed its name to Accel Entertainment, Inc. For more information on this transaction, see Note 3.

The Company is an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) following the consummation of the merger of TPG Pace Holding Corp. and Accel Entertainment, Inc. The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act and as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates. The Company will remain an “emerging growth company” until the earliest to occur of (i) the last day of the fiscal year (a) following June 30, 2022, (b) in which Accel has total annual gross revenue of at least $1.0 billion or (c) in which Accel is deemed to be a large accelerated filer, which means the market value of Class A-1 Shares that is held by non-affiliates exceeds $700 million as of the last business day of the prior second fiscal quarter, and (ii) the date on which Accel has issued more than $1.0 billion in non-convertible debt during the prior three-year period.